Dividend Payable (Details)		1 Months Ended					9 Months Ended		12 Months Ended
	Dec. 19, 2016 $ / shares	May 26, 2017 USD ($)	Mar. 21, 2017 USD ($)	Jan. 20, 2017 USD ($)	Oct. 18, 2016 USD ($) $ / shares shares	Aug. 29, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Dividend Payable Textual [Abstract]
Dividend declared to shareholder									$ 5,782,484	$ 6,903,416
Dividend - convertible redeemable preferred stock							$ 514,800	$ 161,727	$ 333,327
Declared common shares dividend						$ 2,060,435
Percentage of dividend to net income	25.00%	25.00%	25.00%			15.00%
Common shares dividend paid by cash					$ 1,323,275
Common shares dividend, Shares | shares					2,013
Par value of dividend paid by share | $ / shares					$ 8.16
Dividends payable, amount per share | $ / shares	$ 0.148
Escrow shares | shares									8,000,000
Dividend payable to escrow shares							240,000		$ 720,000
Common shares dividend paid by shares		$ 0.047	$ 0.036		$ 17,160				17,160
Description of dividends payable	The Company announced a one-time dividend of $0.148 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company's consolidated net income for the period beginning January 1, 2016 through September 30, 2016, the end of the Company's third quarter, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company's Series A preferred shares for such period.
Accumulated unpaid dividends							480,000		$ 4,442,048
Dividends paid by stocks				$ 3,388,721
Series A Preferred Stock [Member]
Dividend Payable Textual [Abstract]
Dividend - convertible redeemable preferred stock							$ 633,600
Feng Hui (Member)
Dividend Payable Textual [Abstract]
Dividend declared to shareholder										$ 6,903,416	¥ 43,000,000